Consolidated statements of comprehensive income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement [line items]
Net income	$ 4,024	$ 3,246	$ 7,633	$ 5,934
Other comprehensive income - Items that are or may be recycled into the consolidated income statement
Cash flow hedge, net of taxes			1
Net investment hedge, net of taxes	(173)	14	(233)	51
Currency translation effects, net of taxes	2,114	40	2,834	(1,364)
Total of items that are or may be recycled	1,941	54	2,602	(1,313)
Items that will never be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	44	57	480	136
Fair value adjustments on equity securities, net of taxes	3	94	(53)	119
Total of items that will never be recycled	47	151	427	255
Total other comprehensive income	1,988	205	3,029	(1,058)
Total comprehensive income	6,012	3,451	10,662	4,876
Total comprehensive income for the period attributable to:
Shareholders of Novartis AG	6,028	3,453	10,674	4,880
Comprehensive income, attributable to non-controlling interests	$ (16)	$ (2)	$ (12)	$ (4)